Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2021
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2019	2020	2021
Brokers’ commissions on revenues	4,258	3,393	3,441
Bunkers’ consumption and other voyage expenses	3,050	7,050	3,422
Total	7,308	10,443	6,863